UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22123

Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal High Income Opportunity Fund 2 (NMD)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 112.9% (100.0% of Total Investments)
	Arizona – 6.1% (5.4% of Total Investments)
$ 1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	$ 1,039,290
	Bonds, Series 2007, 6.200%, 7/15/32
1,500	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	2,068,440
	Project, Tender Option Bond Trust 1086, 17.359%, 6/01/42 – (IF) (4)
55	Pima County Industrial Development Authority, Arizona, Choice Education and Development	No Opt. Call	N/R	55,706
	Charter School Revenue Bonds, Series 2006, 6.000%, 6/01/16
495	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R	571,453
	Traditional School Project, Series 2009, 8.500%, 7/01/39
1,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	BBB–	1,106,720
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	859,708
	Education Center Project, Series 2010, 6.000%, 6/01/40
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	CCC	2,290,978
	2008, 7.000%, 12/01/27
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	N/R	1,082,180
	Series 2012A, 9.750%, 5/01/25
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
1,000	5.500%, 12/01/37	No Opt. Call	B	1,015,570
3,825	5.000%, 12/01/37	No Opt. Call	A–	4,396,302
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	869,650
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
14,275	Total Arizona			15,355,997
	California – 18.5% (16.4% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	2,247,542
	Option Bond Trust 2985, 17.755%, 4/01/16 (IF)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	2,079,700
	5.000%, 12/01/36
1,875	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	3,472,650
	and Clinics, Tender Option Bond Trust 3267, 20.285%, 11/15/40 (IF) (4)
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,063,360
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA	1,239,070
	2009, 8.500%, 11/01/39
1,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	1,017,670
	Corporation, Series 2012A, 7.000%, 6/01/47
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.745%, 3/01/18 –	No Opt. Call	AA–	2,187,172
	AGM Insured (IF)
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	588,650
	of the West, Series 2010, 6.250%, 10/01/39
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,066,280
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	628,930
	University, Series 2011A, 7.500%, 11/01/41
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,895,117
	Health System, Series 2005A, 5.250%, 7/01/35
500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	AA+	561,755
	Series 2007A, 5.000%, 4/01/31 – BHAC Insured
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,257,140
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A	2,061,740
1,930	6.500%, 12/15/47	12/17 at 100.00	N/R	1,985,642
1,340	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	1,090,760
	5.250%, 9/01/37
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/14 at 102.00	N/R	1,011,060
	Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
1,500	17.399%, 6/01/29 – AMBAC Insured (IF) (4)	4/13 at 100.00	A2	1,511,820
250	17.399%, 6/01/38 – FGIC Insured (IF) (4)	6/15 at 100.00	A2	293,440
500	17.378%, 6/01/45 (IF) (4)	6/15 at 100.00	A2	582,655
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,000	4.500%, 6/01/27	6/17 at 100.00	B	947,250
4,500	5.000%, 6/01/33	6/17 at 100.00	B	4,189,860
1,000	5.750%, 6/01/47	6/17 at 100.00	B	952,570
2,500	5.125%, 6/01/47	6/17 at 100.00	B	2,157,317
1,000	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	CC	718,840
	2005, 5.000%, 8/01/25 – AMBAC Insured
1,000	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/13 at 100.00	N/R	1,003,810
	6.000%, 6/01/35
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,214,106
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option
	Bond Trust Series 2011-23B, 18.795%, 9/01/42 (IF) (4)
700	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,072,876
	Airport, Tender Option Bond Trust 10-27B, 18.670%, 5/15/40 (IF) (4)
500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment	8/21 at 100.00	BBB+	595,630
	Project Tax Allocation Revenue Bonds, Series 2011A, 7.500%, 8/01/41
625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	688,613
	5.250%, 11/01/21
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	Aa2	3,549,600
	Bond Trust 11780-1, 17.216%, 2/01/27 – AGM Insured (IF)
500	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/14 at 100.00	BB+	456,650
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.000%, 6/01/37
41,185	Total California			46,389,275
	Colorado – 9.9% (8.8% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,094,805
1,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,005,210
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	493,780
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
1,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,964,508
	Academy, Series 2007A, 5.700%, 5/01/37
1,920	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	2,022,931
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	1,177,770
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 19.249%, 1/01/18
	(IF) (4)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,071,970
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
1,073	5.000%, 9/01/16 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	687,356
5,045	6.750%, 4/01/27 (Alternative Minimum Tax)	4/17 at 100.00	N/R	4,153,700
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	1,032,500
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	880,760
	5.400%, 12/01/27
1,070	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,160,800
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
999	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	1,051,158
	Series 2009A-1, 9.000%, 8/01/39
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	4,803
	2007, 5.250%, 12/01/36 – RAAI Insured
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	507,465
	2007, 5.000%, 12/01/27 – RAAI Insured
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R (6)	1,110,150
	8.000%, 12/01/25 (Pre-refunded 6/01/14)
1,700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	2,308,073
	Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
500	6.500%, 1/15/30	7/20 at 100.00	Baa3	607,370
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,167,430
2,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	514,360
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	864,503
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
26,322	Total Colorado			24,881,402
	Connecticut – 0.7% (0.6% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,144,730
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
500	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	537,530
	2011aA, 7.000%, 4/01/41
1,500	Total Connecticut			1,682,260
	District of Columbia – 1.9% (1.7% of Total Investments)
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bonds Trust 1006,	4/21 at 100.00	A–	4,713,800
	23.404%, 10/01/37 (IF) (4)
	Florida – 9.1% (8.1% of Total Investments)
945	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	863,229
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	1,019,870
	2012, 6.700%, 5/01/42
945	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	959,723
	6.900%, 5/01/35
975	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,063,871
	Series 2008A, 7.000%, 5/01/37
430	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A	439,722
	Bonds, Series 2003, 6.400%, 5/01/33
1,000	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/16 at 100.00	N/R	885,240
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	500,140
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
500	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series	No Opt. Call	N/R	502,310
	2012A, 7.125%, 11/01/42
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/13 at 100.00	BB+	1,004,070
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,275	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,356,900
	Gardens, Series 2004A, 5.900%, 5/01/35
1,065	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/13 at 100.00	N/R	1,019,823
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	1,003,040
	6.000%, 5/01/37
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,050,210
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	958,100
	2004A-1, 6.250%, 5/01/36
480	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	441,970
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
1,315	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,382,815
	Series 2007, 6.750%, 5/01/38
470	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	337,314
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
245	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	141,167
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
575	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	243,737
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	No Opt. Call	N/R	1
	2007-3, 6.375%, 5/01/17 (7)
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (7)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	No Opt. Call	N/R	8,361
	Parcel Series 2007-1. RMKT, 6.375%, 5/01/17 (7)
1,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	703,248
	Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39 (7)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
200	6.375%, 5/01/17	No Opt. Call	N/R	195,366
565	5.250%, 5/01/39	5/17 at 100.00	N/R	549,886
2,675	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	2,655,098
	5.400%, 5/01/37
530	Tolomato Community Development District, Florida, Special Assessment Bonds,	No Opt. Call	N/R	253,351
	Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (7)
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
445	6.000%, 5/01/23	5/13 at 101.00	N/R	451,056
1,750	6.125%, 5/01/35	5/13 at 101.00	N/R	1,772,120
27,160	Total Florida			22,761,766
	Georgia – 1.6% (1.4% of Total Investments)
975	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	1,199,621
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B–	1,570,925
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	B–	1,309,862
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
3,395	Total Georgia			4,080,408
	Illinois – 12.6% (11.2% of Total Investments)
984	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	987,757
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
980	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	4/13 at 100.00	N/R	786,734
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	1,076,970
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,341,707
	8.250%, 7/01/41
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,112,496
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/15 at 100.00	BBB–	1,027,870
	5.500%, 5/15/23
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB+	3,476,391
	Series 2007, 5.000%, 12/01/36
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	596,380
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	4/13 at 100.00	N/R	500,860
	7.000%, 5/15/18
1,250	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	1,777,750
	4702, 20.429%, 11/15/37 (IF) (4)
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,430,138
1,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	1,942,858
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	2,382,420
	2009, 6.875%, 8/15/38
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	4/13 at 100.00	AA–	561,965
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
2,000	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/14 at 100.00	Ca	1,719,820
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (7)
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	4/13 at 100.00	Baa2	501,650
	Series 2002, 5.500%, 1/01/22
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	A2	217,884
	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel
	Revenue Bonds, Series 2005A-2:
250	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC	160,123
2,000	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	1,278,260
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25	1/16 at 100.00	CCC	135,036
1,175	5.250%, 1/01/36	1/16 at 100.00	CCC	542,380
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	962,352
	2010, 6.000%, 6/01/28
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,025	6.200%, 6/01/17	No Opt. Call	N/R	1,084,481
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	3,117,697
975	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	994,256
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	810,938
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
31,014	Total Illinois			31,527,173
	Indiana – 3.5% (3.1% of Total Investments)
4,100	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	Baa2	4,351,986
	Series 2006, 5.125%, 8/01/29
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A2	2,166,500
	Guaranteed, Tender Option Bond Trust 2882, 18.254%, 4/15/17 (IF)
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	259,543
1,800	5.800%, 9/01/47	9/17 at 100.00	N/R	1,870,344
7,400	Total Indiana			8,648,373
	Iowa – 0.2% (0.2% of Total Investments)
500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	509,575
	Series 2012, 4.750%, 8/01/42
	Kentucky – 0.2% (0.2% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	591,020
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Louisiana – 3.2% (2.9% of Total Investments)
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	1,123,330
	Project, Series 2011A, 7.750%, 12/15/31
500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	593,545
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,985,345
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	1,796,200
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (7)
555	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/13 at 100.00	A–	566,094
	Series 2001B, 5.875%, 5/15/39
9,555	Total Louisiana			8,064,514
	Maryland – 0.8% (0.7% of Total Investments)
375	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	382,954
	9/01/39 – SYNCORA GTY Insured
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	694,080
	Center, Series 2006A, 5.000%, 12/01/31
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	903,720
	University of Maryland – Baltimore, Series 2003A, 5.750%, 10/01/33
2,375	Total Maryland			1,980,754
	Massachusetts – 0.0% (0.0% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	3/13 at 102.00	Caa3	71,170
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Michigan – 1.4% (1.2% of Total Investments)
250	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/16 – NPFG Insured	4/13 at 100.00	Baa2	246,280
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,768,550
	Montessori Academy, Series 2007, 6.500%, 12/01/37
960	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	969,216
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
500	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	11/15 at 100.00	BB	482,970
	5.500%, 11/01/35
3,460	Total Michigan			3,467,016
	Minnesota – 1.3% (1.1% of Total Investments)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	3,239,340
	Series 2005, 6.000%, 11/15/35
	Mississippi – 0.1% (0.1% of Total Investments)
975	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	N/R	195,956
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (7)
	Missouri – 2.4% (2.1% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,120,510
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
1,000	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A– (6)	1,068,810
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
	(Pre-refunded 4/01/14)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/15 at 103.00	N/R	1,039,104
	2007A, 5.350%, 6/15/32
1,000	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	1,046,580
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,868	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/13 at 100.00	N/R	1,792,402
	Project, Series 2008A, 6.300%, 8/22/26
5,968	Total Missouri			6,067,406
	Nevada – 2.1% (1.9% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	AA+	3,913,400
	Tender Option Bond Trust Series 2010-11836, 18.015%, 6/01/16 (IF)
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
895	6.500%, 6/15/20	6/18 at 100.00	B2	935,221
500	6.750%, 6/15/28	6/18 at 100.00	B2	516,960
3,895	Total Nevada			5,365,581
	New Jersey – 2.6% (2.3% of Total Investments)
1,050	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	B	1,073,720
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/13 at 100.00	B	1,003,780
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	3,425,952
	University Hospital, Series 2007, 5.750%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	1,127,340
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
6,250	Total New Jersey			6,630,792
	New Mexico – 0.6% (0.5% of Total Investments)
475	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	490,917
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,046,900
	Project, Series 2010A, 5.875%, 7/01/30
1,440	Total New Mexico			1,537,817
	New York – 2.8% (2.5% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
1,000	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,041,227
1,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,097,300
1,000	8.000%, 8/01/28	8/16 at 101.00	N/R	1,097,823
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37	10/17 at 100.00	N/R	230,035
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	920,040
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	1,015,405
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
250	18.566%, 1/15/44 (IF) (4)	1/20 at 100.00	AA+	370,170
625	18.566%, 1/15/44 (IF) (4)	1/20 at 100.00	AA+	925,425
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	315,835
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
7,670	Total New York			7,013,260
	North Carolina – 1.7% (1.5% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	2,006,957
	2007, 5.250%, 10/01/38
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,118,290
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,115,060
3,970	Total North Carolina			4,240,307
	Ohio – 1.9% (1.7% of Total Investments)
500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B	446,950
	Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34
1,700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	1,875,661
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	2,074,600
	Obligated Group, Tender Option Bond Trust 3551, 20.225%, 1/01/17 (IF)
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	280,700
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (7)
5,450	Total Ohio			4,677,911
	Oklahoma – 1.3% (1.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,107,570
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/13 at 100.00	N/R	1,002,450
	6.250%, 6/01/20
1,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	N/R	1,091,190
	Series 2000A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
3,000	Total Oklahoma			3,201,210
	Pennsylvania – 2.8% (2.5% of Total Investments)
500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB	544,185
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2007A:
500	5.000%, 11/15/28	11/17 at 100.00	CC	426,770
1,000	5.375%, 11/15/40	11/17 at 100.00	CC	854,490
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,064,197
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	299,833
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.828%, 8/01/38
	(IF) (4)
2,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/13 at 100.00	B–	2,115,233
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	1,256,600
	Trust 4657, 16.487%, 10/01/29 (IF) (4)
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	433,473
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
6,705	Total Pennsylvania			6,994,781
	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/13 at 100.00	N/R	19,270
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (7)
	Rhode Island – 0.2% (0.2% of Total Investments)
500	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	594,410
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
	South Carolina – 1.0% (0.9% of Total Investments)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,744,168
	Series 2007B, 7.700%, 11/01/17 (7)
625	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	767,769
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
4,102	Total South Carolina			2,511,937
	Tennessee – 1.1% (1.0% of Total Investments)
500	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	603,935
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37 (7)	11/17 at 100.00	N/R	3,765
1,000	5.500%, 11/01/46 (7)	11/17 at 100.00	N/R	2,510
1,824	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,142,726
4,824	Total Tennessee			2,752,936
	Texas – 8.2% (7.2% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	4/13 at 100.00	N/R	938,990
	Series 2007, 5.750%, 12/01/29 (Alternative Minimum Tax) (7)
1,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CC	932,750
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	292,318
2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	2/18 at 100.00	BBB–	2,485,350
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	8.750%, 2/15/28
10	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/13 at 100.00	N/R	8,639
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (7)
1,285	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/15 at 101.00	N/R	1,153,827
	American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax) (7)
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	3,015,779
	Series 2008A, 6.500%, 8/15/38
960	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	986,304
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,000	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R	1,028,850
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,367,546
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	372,198
	5.750%, 1/01/38
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CC	241,340
	LLC Project, Series 2003B, 6.150%, 8/01/22
250	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	324,593
	Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	3,264,180
	2012, 5.000%, 12/15/30
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,230,520
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,198,910
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39
940	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	12/14 at 100.00	BB+	963,679
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	662,030
	Manor, Series 2010, 7.000%, 11/01/30
20,920	Total Texas			20,467,803
	Utah – 3.1% (2.7% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
480	6.250%, 6/15/28	6/17 at 100.00	N/R	488,381
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,455,912
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,741,975
	2007A, 5.800%, 6/15/38
7,460	Total Utah			7,686,268
	Virginia – 1.6% (1.4% of Total Investments)
3,500	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	2,922,710
	Series 2007B1, 5.000%, 6/01/47
1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy	7/14 at 102.00	N/R	1,086,830
	Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39
4,500	Total Virginia			4,009,540
	Washington – 6.0% (5.3% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,753,296
	Services Project, Tender Option Bond Trust 2009-14A&B, 20.300%, 6/01/34 (IF) (4)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,486,060
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	7,218,120
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	16,231
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
500	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	509,165
	Project, Series 2012A, 6.750%, 10/01/47
13,530	Total Washington			14,982,872
	West Virginia – 0.2% (0.2% of Total Investments)
400	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	420,028
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 2.2% (1.9% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	34,285
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	959,340
	2006, 7.000%, 12/01/26
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,451,880
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.141%, 4/01/17 (IF) (4)
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,882,500
	Healthcare System, Series 2006, Trust 2187, 14.721%, 8/15/34 (IF)

1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	1,083,800
	North Carolina, Series 2012A, 8.625%, 6/01/47
4,530	Total Wisconsin			5,411,805
$ 280,340	Total Municipal Bonds (cost $254,181,228)			282,745,733

Shares	Description (1)				Value
	Promissory Note – 0.0% (0.0% of Total Investments)
217,841	Confluence Energy, LLC (5), (8)				$ 76,244
	Total Promissory Note (cost $–)				76,244

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 24	Las Vegas Monorail Company, Senior Interest Bonds, (5), (13)	5.500%	7/15/19	N/R	$ 17,324
7	Las Vegas Monorail Company, Senior Interest Bonds, (5), (13)	1.000%	6/30/55	N/R	2,991
$ 31	Total Corporate Bonds (cost $–)				20,315
	Total Investments (cost $254,181,228) – 112.9%				282,842,292
	Borrowings – (14.4)% (9), (10)				(36,000,000)
	Other Assets Less Liabilities – 1.5% (11)				3,598,124
	Net Assets Applicable to Common Shares – 100%				$ 250,440,416

Investments in Derivatives as of January 31, 2013
Interest Rate Swaps outstanding:								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	(Depreciation)
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (12)	Date	(10)
Morgan Stanley	$7,000,000	Receive	3-Month USD-LIBOR	2.788%	Semi-Annually	1/16/13	1/16/41	$263,272

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$282,058,377	$687,356	$282,745,733
Promissory Note	—	—	76,244	76,244
Corporate Bonds	—	—	20,315	20,315
Derivatives:
Swaps**	—	263,272	—	263,272
Total	$ —	$282,321,649	$783,915	$283,105,564
* Refer to the Fund’s Portfolio of Investments for state classifications and breakdown of Municipal Bonds classified as Level 3.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The following tables presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on swaps	$263,272	–	$ –

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments (excluding investments in derivatives) was $256,514,335.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 40,598,287
Depreciation	(14,270,330)
Net unrealized appreciation (depreciation) of investments	$ 26,327,957

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the
Fund’s records.
(8)	Promissory Note entered into as part of the acquisition of competing creditor interests and claims in connection with the restructuring of Colorado State Housing and Finance Authority Revenue – Confluence
Energy LLC Revenue Bonds, 6.20% coupon, maturity 4/1/2016, and the recapitalization of the bonds’ issuer.
(9)	Borrowings as a percentage of Total Investments is 12.7%.
(10)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for
Borrowings.
(11)	Other Assets Less Liabilities include the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
(13)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013